UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05770

Exact name of registrant as specified in charter:	Aberdeen Chile Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia Aberdeen Asset Management Inc. 1735 Market Street, 32nd Floor Philadelphia, PA 19103

Registrant’s telephone number, including area code:	1-800-522-5465

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2016

Item 1. Schedule of Investments

The schedule of investments for the three-month period ended March 31, 2016 is filed herewith.

Portfolio of Investments (unaudited)

As of March 31, 2016

Shares	Description	Value (US$)
LONG-TERM INVESTMENTS—98.4%
COMMON STOCKS—94.5%
BANKS—16.6%
31,573,455	Banco de Chile	$3,402,901
34,152	Banco de Credito e Inversiones	1,380,202
124,355,487	Banco Santander Chile	6,034,926
		10,818,029

BEVERAGES—18.4%
285,283	Cia Cervecerias Unidas SA	3,223,753
1,653,011	Coca-Cola Embonor SA, Class A(a)(b)	2,437,938
1,165,161	Embotelladora Andina SA(b)	3,304,681
1,743,000	Vina Concha y Toro SA	3,028,590
		11,994,962

ELECTRIC UTILITIES—9.5%
22,390,000	Enersis Americas SA	6,201,619

FOOD & STAPLES RETAILING—4.0%
1,022,750	Cencosud SA	2,591,913

HEALTH CARE PROVIDERS & SERVICES—2.3%
921,977	Banmedica SA	1,541,445

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—2.9%
1,365,500	Empresa Nacional de Electricidad SA	1,895,679

INFORMATION TECHNOLOGY SERVICES—5.0%
1,677,000	Sonda SA	3,244,103

MULTILINE RETAIL—10.2%
951,583	S.A.C.I. Falabella	6,632,245

OIL, GAS & CONSUMABLE FUELS—8.4%
573,139	Empresas COPEC SA	5,492,860

PAPER & FOREST PRODUCTS—3.4%
944,380	Empresas CMPC SA	2,210,461

REAL ESTATE MANAGEMENT & DEVELOPMENT—6.2%
2,200,000	Parque Arauco SA	4,038,752

TEXTILES, APPAREL & LUXURY GOODS—2.1%
491,000	Forus SA	1,392,596

WATER UTILITIES—2.8%
1,161,500	Inversiones Aguas Metropolitanas SA	1,803,368

WIRELESS TELECOMMUNICATION SERVICES—2.7%
203,500	ENTEL Chile SA	1,797,507
	Total Common Stocks	61,655,539

PREFERRED STOCKS—3.9%
CHEMICALS—3.9%
89,150	Sociedad Quimica y Minera de Chile SA, ADR, Preferred Shares	1,832,033
34,500	Sociedad Quimica y Minera de Chile SA, Class B, Preferred Shares	712,248
		2,544,281
	Total Preferred Stocks	2,544,281

See Notes to Portfolio of Investments.

Aberdeen Chile Fund, Inc.

RIGHTS—0.0%
BANKS—0.0%
3,309	Banco de Credito e Inversiones(c)	$7,031
	Total Rights	7,031
	Total Long-Term Investments—98.4% (cost $56,313,910)	64,206,851

SHORT-TERM INVESTMENT—0.6%
$400,000	Repurchase Agreement, Fixed Income Clearing Corp., 0.03% dated 03/31/2016, due 04/01/2016 repurchase price $400,000, collateralized by U.S. Treasury Note, maturing 01/31/2023; total market value of $410,569	400,000
	Total Short-Term Investment—0.6% (cost $400,000)	400,000
	Total Investments—99.0% (cost $56,713,910) (d)	64,606,851
	Other Assets in Excess of Liabilities—1.0%	645,180
	Net Assets—100.0%	$65,252,031

(a)	Illiquid security.
(b)	This share class contains full voting rights and no preference on dividends. The two share classes of this company are formally labeled as preferred.
(c)	Non-income producing security.
(d)	See accompanying Notes to Portfolio of Investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt

See Notes to Portfolio of Investments.

Notes to Portfolio of Investments (unaudited)

March 31, 2016

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Fund’s valuation and liquidity procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to contract at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider approved by the Fund’s Board of Directors (the “Board”). These valuation factors are used when pricing the Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved and established by the Board. A security that has been fair valued by the Pricing Committee may be classified as Level 2 or 3 depending on the nature of the inputs. In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for identical assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-level hierarchy of inputs is summarized below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Notes to Portfolio of Investments (unaudited) (concluded)

March 31, 2016

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund’s investments and other financial instruments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

Investments, at Value	Level 1	Level 2	Level 3	Total
Long-Term Investments	$64,199,820	$—	$—	$64,199,820
Rights	7,031	—	—	7,031
Short-Term Investment	—	400,000	—	400,000
Total	$64,206,851	$400,000	$—	$64,606,851

Amounts listed as “-” are $0 or round to $0.

For movements between the Levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. The utilization of valuation factors may result in transfers between Level 1 and Level 2. During the period ended March 31, 2016, a security issued by Coca-Cola Embonor SA, Class A in the amount of $2,437,938, transferred from Level 2 to Level 1 because the security was fair valued by the Fund’s Pricing Committee on December 31, 2015 but not on March 31, 2016. For the period ended March 31, 2016, there were no significant changes to the fair valuation methodologies.

b. Repurchase Agreements:

The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. It is the Fund’s policy that its custodian/counterparty segregate the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the counterparty of the repurchase agreement, realization of the collateral by the Fund may be delayed or limited. Repurchase agreements are subject to contractual netting arrangements with the counterparty, Fixed Income Clearing Corp. For additional information on the Fund’s repurchase agreements, see the Portfolio of Investments.  For additional information on the Fund’s repurchase agreement, see the Portfolio of Investments. The Fund held a repurchase agreement of $400,000 as of March 31, 2016. The value of the related collateral exceeded the value of the repurchase agreement at March 31, 2016.

c. Rights Issues and Warrants:

Rights issues give the right, normally to existing shareholders, to buy a proportional number of additional securities at a given price (generally at a discount) within a fixed period (generally a short term period) and are offered at the company’s discretion. Warrants are securities that give the holder the right to buy common stock at a specified price for a specified period of time. Rights issues and warrants are speculative and have no value if they are not exercised before the expiration date. Rights issues and warrants are valued at the last sale price on the exchange on which they are traded.

d. Federal Income Taxes:

The U.S. federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2016 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Appreciation
$56,713,910	$15,512,474	$(7,619,533)	$7,892,941

Item 2. Controls and Procedures

(a)         The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)         Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Chile Fund, Inc.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Chile Fund, Inc.

Date: May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Chile Fund, Inc.

Date: May 26, 2016

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer of
Aberdeen Chile Fund, Inc.

Date: May 26, 2016